Average Annual Total Returns - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2030 Fund	Sep. 08, 2023
Fidelity Freedom 2030 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(16.95%)
Past 5 years	3.92%
Past 10 years	6.94%
Fidelity Freedom 2030 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.94%)
Past 5 years	1.74%
Past 10 years	5.11%
Fidelity Freedom 2030 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(8.89%)
Past 5 years	2.80%
Past 10 years	5.22%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F0203
Average Annual Return:
Past 1 year	(16.76%)
Past 5 years	4.16%
Past 10 years	7.33%